LEASES	12 Months Ended
Jun. 30, 2023
Leases
LEASES

NOTE 12. LEASES

In relation to the IFP Acquisition, the Company assumed a non-cancelable operating lease agreement. The Company entered into another non-cancelable operating lease that commenced in May 2023. The leases have original lease periods expiring from August 2025 to April 2026. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company did not have any lease during the year ended June 30, 2022.

The components of operating lease expense are as follows:

Year Ended June 30, 2023
Amortization of operating lease right-of-use assets	$152,251
Interest on operating lease liabilities	68,357
Total operating lease costs	$220,608

As of June 30, 2023, the weighted average remaining lease-term and discount rate on the Company’s leases were 2.3 years and 13.2%, respectively.

The reconciliation of the maturities of the operating leases to the operating lease liabilities recorded in the consolidated balance sheet as of June 30, 2023, is as follows:

2024	$295,369
2025	308,749
2026	83,534
Total lease payments	687,652
Less: imputed interest	(108,040)
Present value of lease liabilities	$579,612